Other income (Tables)	6 Months Ended
Jun. 30, 2026
Other Income Tables [Line Items]
Other income
Other income
Year-to-date
USD m 30.6.26 30.6.25
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries
1
1 98
2
Net gains / (losses) from disposals of investments in associates and joint ventures 163
3
3
Share of net profit / (loss) of associates and joint ventures 110 157
4
Total 274 257
Income from properties
5
20 12
Net gains / (losses) from properties held for sale 8 3
Other
6
(30) (29)
Total other income 271 243
1 Includes foreign exchange gains / (losses) reclassified
from other comprehensive income related to the disposal
or closure of foreign operations.
2 Includes a gain of USD
97 m recognized upon completion of the
sale of the
US mortgage servicing
business of Credit
Suisse, Select
Portfolio Servicing,
which was
managed in Non-core
and Legacy.
Refer to “Note
28 Changes in
organization and acquisitions
and disposals of
subsidiaries and
businesses” in
the “Consolidated
financial statements”
section of
the UBS
Group Annual
Report 2025
for more
information.
3 Represents a
gain related
to the sale
of UBS’s
50
% interest
in
Swisscard AECS GmbH (Swisscard), a
joint venture in Switzerland
between UBS and American Express
Swiss Holdings GmbH (American
Express), to American Express,
which was managed in
Personal & Corporate
Banking. Refer to “Note 28 Changes in organization and acquisitions and disposals of subsidiaries and businesses” in the “Consolidated financial statements” section of the UBS Group Annual Report 2025 for more information.
4 Includes a
gain of USD
64
m related to
UBS’s share
of the income
recorded by Swisscard
for the sale
of the Credit
Suisse card portfolios
to UBS.
Refer to “Note
28 Changes in
organization and
acquisitions and disposals of subsidiaries and businesses” in the “Consolidated financial statements” section of the UBS Group Annual Report 2025 for more information.
5 Includes rent received from third parties.
6 Includes losses of USD 39
m for the six-month period ended 30 June 2026 related to the repurchasing of UBS’s own debt instruments
(six-month period ended 30 June 2025: losses of USD
62 m).